8% CONVERTIBLE NOTES	9 Months Ended	12 Months Ended
	Jun. 30, 2015	Sep. 30, 2014
Debt Disclosure [Abstract]
8% CONVERTIBLE NOTES
4.	8% CONVERTIBLE NOTES

Beginning March 11, 2015 and through March 13, 2015, the Company entered into a series of substantially similar subscription agreements (each a “Subscription Agreement”) with each of Anson Investments Master Fund, Ltd., Equitec Specialists, LLC and Capital Ventures International (collectively, the “Note Investors”) pursuant to which the Company issued unsecured 8% Convertible Notes (the “Notes”, and such transaction, the “Notes Offering”) to the Note Investors in the aggregate principal amount of $750,000. On the Closing of the Notes Offering on March 13, 2015 (the “Closing Date”), each Note Investor was issued a Note in the principal amount of $250,000. The Company did not engage any underwriter or placement agent in connection with the Notes Offering.

The Notes become due and payable on March 13, 2016 (the “Stated Maturity Date”) and may not be prepaid. The Notes bear interest on the unpaid principal balance at a rate equal to eight percent (8.0%) (computed on the basis of the actual number of days elapsed in a 360-day year) per annum until either (a) converted into shares of the Company’s common stock, $0.001 par value per share (“Common Stock”) or (b) the outstanding principal and accrued interest on the Notes is paid in full by the Company. Interest on the Notes becomes due and payable upon their conversion or the Stated Maturity Date and may become due and payable upon the occurrence of an event of default under the Notes. The Notes contain customary events of default, which include, among other things, (i) the Company’s failure to pay other indebtedness of $100,000 or more within the specified cure period for such breach; (iii) the acceleration of the stated maturity of such indebtedness; (iii) the insolvency of the Company; and (iv) the receipt of final, non-appealable judgments in the aggregate amount of $100,000 or more.

At any time prior to the Stated Maturity Date, the holders of the Notes have the right to convert some or all of such Notes into the number of shares of Common Stock determined by dividing (a) the aggregate sum of the (i) principal amount of the Note to be converted, and (ii) amount of any accrued but unpaid interest with respect to such portion of the Note to be converted; and (b) the conversion price then in effect (the shares of Common Stock issuable upon such conversion, the “Conversion Shares”). The initial conversion price is $0.20 per share, and it may be (A) reduced to any amount and for any period of time deemed appropriate by the Board of Directors of the Company, or (B) reduced or increased proportionately as a result of stock splits, stock dividends, recapitalizations, reorganizations, and similar transactions. A holder shall not have the right to convert any portion of a Note, if after giving effect to such conversion, the holder, together with its affiliates collectively, would beneficially own more than 4.99% or 9.99% (at the holder’s discretion) of the shares of Common Stock outstanding immediately after giving effect to such conversion.

The issuance and sale of the Notes and Conversion Shares (collectively, the “Securities”) has not been, and will not upon issuance be, registered under the Securities Act of 1933, as amended (the “Securities Act”), and the Securities may not be offered or sold in the United States absent registration under or exemption from the Securities Act and any applicable state securities laws. The Securities were issued and sold in reliance upon an exemption from registration afforded by Section 4(a)(2) of the Securities Act and Rule 506 of Regulation D promulgated under the Securities Act, based on the following facts: each of the Note Investors has represented that it is (and on the date of any conversion or sale of the Notes and/or Conversion Shares will be) an accredited investor as defined in Rule 501(a) promulgated under the Securities Act, that it is acquiring the Securities for investment only and not with a view towards, or for resale in connection with, the public sale or distribution thereof in violation of applicable securities laws and that it has sufficient investment experience to evaluate the risks of the investment; the Company used no advertising or general solicitation in connection with the issuance and sale of the Securities to the Note Investors; the Securities were issued as restricted securities.

Derivative Liabilities

The Company accounted for the conversion feature embedded within the Notes in accordance with ASC 815-10, Derivatives and Hedging. Because the options to convert into common stock are not indexed to the Company’s stock and are not classified within stockholders’ equity, the options to convert are recorded as liabilities at fair value. They are marked to market each reporting period through the consolidated statement of operations.

On the closing date, the derivative liability was recorded at fair value of $354,988 with the remaining proceeds of $395,012 allocated to the Notes. The allocation of funds to the derivative liability resulted in a discount on the loan, which is accreted to interest expense over the life of the loan. For the three and nine months ended June 30, 2015, $88,747 and $103,538 respectively of the loan discount has been accreted to interest expense. As of June 30, 2015 the accreted balance of the Notes was $498,550.

The value of the derivative liability as of June 30, 2015 was $411,753. As a result of a change in the estimated fair market value of the derivative liability we recorded other expense of $149,622 and $56,765 for the three and nine months ended June 30, 2015, respectively.

Fair Value Measurements Using Significant Unobservable
Inputs
(Level 3)	Convertible Debt Derivative Liability
Beginning balance at September 30, 2014	$-

Issuances	354,988

Adjustments to estimated fair value	56,765

Ending balance at June 30, 2015	$411,753

The derivative liability was valued as of March 15, 2015 and June 30, 2015 using Monte Carlo Simulations with the following assumptions:

	March 15,	June 30,
	2015	2015
Stated interest rate	8.0%	8.0%
Exercise price per share	$0.20	$0.20
Expected volatility	90.0%	70.0%
Risk-free interest rate	0.24%	0.18%
Credit adjusted discount rate	20.0%	19.0%
Remaining expected term of underlying securities (years)	1.00	.75

7.	CONVERTIBLE NOTES PAYABLE

From March 2006 through January 2013, the Company issued convertible notes for aggregate cash proceeds of $1,735,000. The notes accrued interest at various rates ranging from 6% to 10% per year and had an original maturity date of two years from issuance. The notes were originally convertible into the number of shares of convertible preferred stock upon the closing of a preferred equity financing of at least $1,000,000 by dividing the principal and accrued interest by the purchase price of the convertible preferred stock. In connection with the notes, the Company issued warrants to purchase additional shares of convertible preferred stock at the conversion price equal to an aggregate amount ranging from 10% to up to 50% of the principal balance of the note. The warrants had various expiration dates through January 2015.

On July 5, 2011, the Company issued a convertible note for cash proceeds of $250,000. The note accrued interest at 6% per year and matured in one year. The note was convertible into the number of shares of common stock upon the closing of an equity financing of at least $750,000 by dividing the principal and accrued interest by the purchase price of the stock sold in the equity financing. Upon maturity of the note on July 5, 2012, the note holder entered into an agreement of forbearance with the Company extending time to repay the matured note and the accrued interest for an unspecified period of time. Under the terms of the agreement, interest continued to accrue at 6% per year until the note was paid or converted.

The Company held $1,245,000 of notes that had matured as of September 30, 2012. An additional $50,000 matured during each of October 2012 and March 2013, bringing the total to $1,345,000. Each of the holders of the matured notes entered into an agreement of forbearance with the Company extending the time to repay the matured notes and the accrued interest for an unspecified period of time. Under the terms of the agreement, interest continued to accrue at the rate in effect at the time of maturity.

On April 20, 2013, the convertible noteholders and the Company entered into an agreement to cancel the warrants and exchange the notes (with a total aggregate principal balance of $1,880,000) and the interest accrued through April 30, 2013 for the Company’s common stock upon the completion of the Merger completed on June 26, 2013 as described in Note 6.